13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease	$ 10,197	$ 13,197	$ 12,000